Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Antaya Technologies Corp. [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The acquisition was accounted for as a business combination, with the total purchase price allocated on a preliminary basis using information available, in the fourth quarter of 2014. The preliminary purchase price and related allocation to the acquired net assets of Antaya based on their estimated fair values is shown below (in millions):
Assets acquired and liabilities assumed

Purchase price, cash consideration	$140
Purchase price, fair value of contingent consideration	11
Total purchase price	$151

Definite-lived intangible assets	$75
Other assets purchased and liabilities assumed, net	(17)
Identifiable net assets acquired	58
Goodwill resulting from purchase	93
Total purchase price allocation	$151

Unwired Technology, LLC [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The acquisition was accounted for as a business combination, with the total purchase price allocated on a preliminary basis using information available, in the fourth quarter of 2014. The preliminary purchase price and related allocation to the acquired net assets of Unwired based on their estimated fair values is shown below (in millions):
Assets acquired and liabilities assumed

Purchase price, cash consideration	$190
Purchase price, acquired cash, excess net working capital and certain tax benefits	19
Total purchase price	$209

Definite-lived intangible assets	$63
Other assets purchased and liabilities assumed, net	20
Identifiable net assets acquired	83
Goodwill resulting from purchase	126
Total purchase price allocation	$209

Motorized Vehicle Division [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The acquisition was accounted for as a business combination, with the purchase price allocated on a preliminary basis using information available, in the fourth quarter of 2012. The purchase price and related allocation were finalized in the three months ended March 31, 2013. The final purchase price and related allocation are shown below (in millions):
Assets acquired and liabilities assumed

Purchase price, net of cash acquired	$978

Property, plant and equipment	$249
Intangible assets	278
Other assets purchased and liabilities assumed, net	(7)
Identifiable net assets acquired	520
Goodwill resulting from purchase	458
Total purchase price allocation	$978